INCOME TAXES (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	25.00%	25.00%	25.00%	25.00%
Operating Loss Carryforwards	$ 2,073,033		$ 1,497,945	$ 343,000
Valuation Allowance, Commentary			100%
Deferred Tax Assets, Valuation Allowance			$ (509,301)	(206,627)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			302,674	$ 116,527
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			$ 890,000